Intangible assets, net (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ZHEJIANG TIANLAN
Amortization expense	¥ 246	¥ 257	¥ 255